SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	$ 64,982	$ 121,107
Net cash used in operating activities	(1,892,096)	(937,924)
Cash flows from investing activities
Net cash used in investing activities	1,450,353	(12,831)
Cash flows from financing activities
Net proceeds from initial public offering - stock issuance		624,747
Net cash provided by financing activities	29,059,474	5,500,255
Net increase in cash	28,691,222	4,520,804
Cash, end of year	$ 33,700,000
As Previously Reported [Member]
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		745,854
Net cash used in operating activities		(313,177)
Cash flows from investing activities
Net cash used in investing activities		(12,831)
Cash flows from financing activities
Net proceeds from initial public offering - stock issuance		4,780,704
Net cash provided by financing activities		4,875,508
Effect of changes of foreign exchange rates on cash		(28,696)
Net increase in cash		4,520,804
Cash, beginning of year		1,702,279
Cash, end of year		6,223,083
Adjustment [Member]
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		(624,747)
Net cash used in operating activities		(624,747)
Cash flows from investing activities
Net cash used in investing activities		0
Cash flows from financing activities
Net proceeds from initial public offering - stock issuance		624,747
Net cash provided by financing activities		624,747
Effect of changes of foreign exchange rates on cash		0
Net increase in cash		0
Cash, beginning of year		0
Cash, end of year		0
As Corrected [Member]
Changes in operating assets and liabilities:
Prepaid expenses and other current assets		121,107
Net cash used in operating activities		(937,924)
Cash flows from investing activities
Net cash used in investing activities		(12,831)
Cash flows from financing activities
Net proceeds from initial public offering - stock issuance		5,405,451
Net cash provided by financing activities		5,500,255
Effect of changes of foreign exchange rates on cash		(28,696)
Net increase in cash		4,520,804
Cash, beginning of year		1,702,279
Cash, end of year		$ 6,223,083